Consolidated Statements of Loss and Comprehensive Loss	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Statement of cash flows [abstract]
Revenue (Note 27)	$ 5,989,772	$ 9,812,188	$ 10,981,114
Cost of Sales (Note 18)	(4,409,655)	(7,122,823)	(9,390,768)
Gross profit	1,580,117	2,689,365	1,590,346
EXPENSES
Amortization and Depreciation (Note7, 9)	1,280,122	1,168,594	544,208
Development expenses	560,236	757,404
Selling and marketing (Note 19)	3,691,844	3,559,602	4,207,746
General and administrative (Note 20)	2,857,550	2,322,681	2,261,990
Bad Debts expense (Note 5)	1,530,667
Inventory impairment (Note 6)	1,571,649	212,000
Intangible asset impairment (Note 9)	293,000	111,521	1,508,880
Share-based payments (Note 17)	517,678	1,123,154	850,747
Total Operating Expenses	12,302,746	9,254,956	9,373,571
Net operating income (loss)	(10,722,629)	(6,565,591)	(7,783,225)
OTHER EXPENSES
Finance expense (income) (Note 21)	1,744,273	962,263	753,257
Foreign exchange loss (income)	(290,401)	106,745	(40,261)
Transaction costs (Note 22)	1,414,616
Accretion and change in value of future purchase consideration (Note 16)		22,609	400,886
Total other expenses	2,868,488	1,091,617	1,113,882
Net Income (loss) for the year	(13,591,117)	(7,657,208)	(8,897,107)
Other comprehensive income
Translation Adjustment	2,887	(8,500)	32,671
Comprehensive loss for the year	$ (13,588,230)	$ (7,665,708)	$ (8,864,436)
Weighted Average Shares (in Shares) | shares	1,484,898	807,956	657,764
Basic and diluted loss per share (in Dollars per share) | (per share)	$ (9.15)	$ (9.48)	$ (13.53)